PGIM S&P 500 Buffer 20 ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.6%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $246,094)(wb)	246,094	$246,094
Options Purchased*~ 104.0%
(cost $38,388,013)		40,068,637

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.6% (cost $38,634,107)		40,314,731
Options Written*~ (4.6)%
(premiums received $1,758,042)		(1,762,700)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $36,876,065)		38,552,031
Liabilities in excess of other assets (0.0)%		(16,088)

Net Assets 100.0%		$38,535,943

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$6.92		533		53	$39,261,739
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97		533		53	806,898
Total Options Purchased (cost $38,388,013)								$40,068,637
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$765.66		533		53	$(1,547,454)
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$553.58		533		53	(215,246)
Total Options Written (premiums received $1,758,042)								$(1,762,700)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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